Share based compensation reserve - Director and Senior Management Share Awards (Details) - Restricted shares	9 Months Ended
Sep. 30, 2019 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares)	4,624,653
New awards granted in the period	173,293
Forfeitures in the period	130,239
Awards vested and issued in period	85,315
Number of other equity instruments outstanding (in shares)	4,582,392
January 1, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares)	3,025,953
New awards granted in the period	0
Forfeitures in the period	55,439
Number of other equity instruments outstanding (in shares)	2,970,514
January 1, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares)	1,015,000
New awards granted in the period	0
Forfeitures in the period	40,000
Awards vested and issued in period	85,315
Number of other equity instruments outstanding (in shares)	889,685
January 1, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares)	583,700
New awards granted in the period	0
Forfeitures in the period	34,800
Number of other equity instruments outstanding (in shares)	548,900
January 1, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares)	0
New awards granted in the period	173,293
Forfeitures in the period	0
Number of other equity instruments outstanding (in shares)	173,293